THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON FORM 13F FILED ON MAY 15, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT IS NO LONGER WARRANTED.


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007
                                                ------------------------

Check here if Amendment [ X ]; Amendment Number:   1
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [ x ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Pershing Square Capital Management, L.P.
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Address:   888 Seventh Avenue, 29th Floor
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           New York, New York  10019
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Form 13F File Number:     028-11694
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William A. Ackman
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Title:     Managing Member
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Phone:     212-813-3700
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Signature, Place, and Date of Signing:

       /s/ William A. Ackman      New York, New York              6/25/07
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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             2
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Form 13F Information Table Entry Total:        2
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Form 13F Information Table Value Total:        $180,672
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NO.               13F FILE NUMBER                    NAME
---               ---------------                    ----
1.                28-11695                           Pershing Square GP, LLC
2.                28-12034                           Pershing Square III GP, LLC


      NAME OF                      TITLE              VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER
      ISSUER                     OF CLASS   CUSIP   (X $1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE      SHARED    NONE
-------------------------------- -------- --------- --------- ----------------- ---------- -------- --------- ---------- -------
LEGG MASON, INC.                   COM    524901105    79986    849015  SH       SHARED       1             0     849015     0
LEGG MASON, INC.                   COM    524901105   100686   1068737  SH       SOLE         0       1068737          0     0
